Deposits	12 Months Ended
Dec. 31, 2021
Deposits

(7) Deposits

Deposits as of December 31, 2021 and 2020 and related interest expense for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$4,805,999	$3,781,277
Foreign	1,032,527	934,537
Total demand non-interest bearing	5,838,526	4,715,814
Savings and interest bearing demand
Domestic	3,555,279	2,919,314
Foreign	1,035,269	933,191
Total savings and interest bearing demand	4,590,548	3,852,505
Time, certificates of deposit $100,000 or more
Domestic	794,757	797,692
Foreign	866,160	822,387
Less than $100,000
Domestic	286,499	291,473
Foreign	241,387	241,989
Total time, certificates of deposit	2,188,803	2,153,541
Total deposits	$12,617,877	$10,721,860

	2021	2020	2019

	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$3,268	$5,098	$13,462
Foreign	842	1,260	2,917
Total savings and interest bearing demand	4,110	6,358	16,379
Time, certificates of deposit $100,000 or more
Domestic	6,652	8,827	7,804
Foreign	3,452	7,536	9,407
Less than $100,000
Domestic	984	1,781	2,232
Foreign	567	1,086	1,527
Total time, certificates of deposit	11,655	19,230	20,970
Total interest expense on deposits	$15,765	$25,588	$37,349

Scheduled maturities of time deposits as of December 31, 2021 were as follows:

Total
(in thousands)
2022	$2,071,684
2023	86,480
2024	20,788
2025	9,608
2026	231
Thereafter	12
Total	$2,188,803

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2021, were as follows:

Total
(in thousands)
Due within 3 months or less	$677,946
Due after 3 months and within 6 months	407,731
Due after 6 months and within 12 months	506,392
Due after 12 months	68,848
$1,660,917

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2021 and December 31, 2020 were $1,125,318 and $1,085,404, in thousands, respectively.